LOAN PAYABLE	12 Months Ended
Nov. 30, 2022
Disclosure of detailed information about borrowings [abstract]
LOAN PAYABLE [Text Block]

11. LOANS PAYABLE

Upon acquisition of Tetra Drones (Note 3, 19), the Company assumed the latter's outstanding loan of £13,253 ($21,461) as of November 30, 2022. The collateral of this loan is a vehicle. On October 25, 2022, the loan and the vehicle were released to former shareholder of Tetra Drones in exchange of forgoing the remaining acquisition cost of £140,000 ($222,771). Thus, for the year ended November 30, 2022, the Company's liabilities in the vehicle and the remaining balance in the acquisition cost were extinguished.

For the year ended November 30, 2022, the current loan payable of $127,019 consisted of $75,000 plus interest of $4,019 payable to a third party, which is equal to 12% interest per annum payable on demand. This includes as well the $30,000 plus interest of $3,000, a 10% interest payable to another third party for four calendar months from the date of promissory note. As of the year ended November 30, 2022, the company is now liable to pay total interest of $18,000 including the $3,000 interest as they are considered in default. Total proceeds of $105,000 was received by the Company for these loans.